MassMutual Transitions SelectSM II Variable Annuity

Issued by Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Variable Annuity Separate Account 4

Updating Summary Prospectus – May 1, 2023

This Summary Prospectus summarizes key features of the MassMutual Transitions SelectSM II Variable Annuity (Contract), an individual deferred variable annuity contract issued by Massachusetts Mutual Life Insurance Company  (‘‘MassMutual,’’ ‘‘Company,’’ ‘‘we,’’ ‘‘us’’).

The statutory prospectus for the MassMutual Transitions Select II Variable Annuity contains more information about the Contract, including its features, benefits, and risks. You can find the current statutory prospectus and other information about the Contract online at www.MassMutual.com/Transitions-Select-II. You can also obtain this information at no cost by calling (866) 645-2362 or sending an email request to MassMutual.services@zinnia.com.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission staff and is available at www.investor.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

Appendix A – Funds Available Under the Contract	10
Appendix B - Funds Available When the GMAB is in Effect	14

Glossary

Accumulation Phase. Begins on the date the Contract is issued and ends on the date the Owner applies the full Contract Value to an Annuity Option or upon Contract termination.

Annuity Options. Options available for Annuity Payments.

Annuity Payments. Series of payments made pursuant to the Annuity Option(s) elected.

Contingent Deferred Sales Charge (CDSC). A charge that may be assessed against each Purchase Payment withdrawn from the Contract. (In some states referred to as surrender charge.)

Contract. The MassMutual Transitions Select II Variable Annuity; an individual flexible premium deferred variable annuity contract.

Contract Anniversary. An anniversary of the Issue Date of the Contract.

Contract Value. The sum of your values in the Sub-Accounts and the DCA Fixed Account during the Accumulation Phase.

Contract Year. The first Contract Year is the annual period which begins on the Issue Date and ends on the last calendar day before the first Contract Anniversary. Subsequent Contract Years begin on subsequent Contract Anniversaries.

DCA Fixed Account. The DCA Fixed Account, which is part of the General Account, is a fixed account from which assets are systematically transferred to any Sub-Accounts you select.

Fund(s). The investment entities into which the assets of the Separate Account will be invested.

General Account. The Company’s General Investment Account, which supports the Company’s annuity and insurance obligations. The General Account’s assets include all the assets of the Company with the exception of the Separate Account and the Company’s other segregated asset accounts.

Guaranteed Minimum Accumulation Benefit (GMAB).  For Contracts applied for prior to June 12, 2017, the GMAB was an optional benefit available for an additional cost at the time you purchased your Contract. This feature guarantees a minimum amount for your Contract Value at the end of the benefit period. There are two options which feature different benefit periods (12-Year and 20-Year).

Joint Owner. A person entitled to ownership rights under the Contract.

Owner. The person(s) or entity entitled to ownership rights under the Contract. We allow multiple Owners, subject to certain restrictions (see ‘‘Ownership’’). Where we describe multiple Owners, we refer to them as Joint Owners.

Premium Tax. A tax imposed by certain states and other jurisdictions when a Purchase Payment is made, when Annuity Payments begin, or when Contract Value is withdrawn.

Purchase Payment(s). Any amount paid to us by you or on your behalf with respect to the Contract during the Accumulation Phase, which may be decreased by the assessment of any applicable Premium Tax.

Qualified Contract. Your Contract is referred to as a Qualified Contract if it is purchased under a qualified retirement plan (qualified plan) such as an Individual Retirement Annuity (IRA), Roth IRA, or a corporate pension and profit-sharing plan (including 401(k) plans and H.R. 10 plans). For information on the types of qualified plans for which the Contract is available, see ‘‘Taxes – Qualified Contracts.’’

Separate Account. The account that holds the assets underlying the Contract that are not allocated to the DCA Fixed Account. The assets of the Separate Account are kept separate from the assets of the General Account and the Company’s other separate accounts.

Sub-Account(s). The Separate Account assets are divided into Sub-Accounts. The assets of each Sub-Account will be invested in the shares of a single Fund.

Updated Information About Your Contract

The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since May 1, 2022. This may not reflect all changes that have occurred since you purchased your Contract.

Fund Liquidation	MML American Funds International Fund was liquidated after the close of the New York Stock Exchange on November 4, 2022.
Secure Act 2.0	Certain tax provisions in the Statutory Prospectus have been updated to reflect changes made by the SECURE 2.0 Act of 2022.
Updates to Annual Contribution Limits	Annual contribution limits for certain tax-Qualified Contracts have been updated.

Important Information You Should Consider About the MassMutual Transitions SelectSM II Variable Annuity Contract

	FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals

If you withdraw money from your B-Share Contract within seven years following your last Purchase Payment, you may be assessed a Contingent Deferred Sales Charge (CDSC) of up to 7% of the Purchase Payment withdrawn (less a 10% free withdrawal amount), declining to 0% after the seventh year.
If you withdraw money from your L-Share Contract within four years following your last Purchase Payment, you may be assessed a CDSC of up to 7% of the Purchase Payment withdrawn (less a 10% free withdrawal amount), declining to 0% after the fourth year.
For example, if you purchased the B-Share or L-Share Contract and withdraw the $100,000 initial Purchase Payment during the first two years after your Purchase Payment, you could be assessed a charge of up to $6,300 on the Purchase Payment withdrawn.

Charges and Deductions – Contingent Deferred Sales Charge (CDSC)
Transaction Charges

Currently, we do not assess a charge to transfer Contract Value among the Sub-Accounts during the Accumulation Phase. However, we reserve the right to charge $20 per transfer in excess of 12 in a single calendar year.

Charges and Deductions – Transfer Fee

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Charges and Deductions
	Annual Fee	Minimum	Maximum
Base Contract (varies by Share Class)
	B-Share Contract	1.31%(1)	1.31%(1)
	L-Share Contract	1.66%(1)	1.66%(1)
	Investment options (Fund fees and expenses)	0.54%(2)	1.93%(2)
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	1.40%(3)	1.40%(4)

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract,  which could result in the assessment of  CDSCs that substantially increase costs.

	Lowest Annual Cost:	Highest Annual Cost:(5)
	B-Share Contract: $1,629 L-Share Contract: $1,908	B-Share Contract: $3,622 L-Share Contract: $3,854

Assumes:

•

Investment of $100,000

•

5% annual appreciation

•

Least expensive combination of Contract Share Class and Fund fees and expenses

•

No optional benefits

•

No CDSC

•

No additional Purchase Payments, transfers, or withdrawals

Assumes:

•

Investment of $100,000

•

5% annual appreciation

•

Most expensive combination of Contract Share Class, optional benefits and Fund fees and expenses

•

No CDSC

•

No additional Purchase Payments, transfers, or withdrawals

(1)	Represents the mortality and expense risk charge and administrative charge (charged as a percentage of average account value in the Separate Account on an annualized basis) and the annual contract maintenance charge (a fixed dollar amount that may be waived for certain Contract Value amounts) collected during the Contract Year that are attributable to the Contract divided by the total average net assets that are attributable to the Contract.
(2)	As a percentage of Fund assets.
(3)	This charge is the lowest current charge for the optional benefit available with this contract. It is the current charge for the 12 Year GMAB. The charge is a percentage of the GMAB Amount.
(4)	This charge is the highest current charge for the optional benefit available with this contract. It is the current charge for the 12 Year GMAB. The charge is a percentage of the GMAB Amount.
(5)	The calculation of the highest annual cost assumes election of the 12-Year GMAB.

	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	• You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
•

This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

•

CDSCs apply for up to seven years (for B-Share Contracts) or four years (for L-Share Contracts) following your last Purchase Payment.

•

CDSCs will reduce the value of your Contract if you withdraw money during that time. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.

Principal Risks of Investing in the Contract
Risks Associated with Investment Options
•

An investment in this Contract is subject to the risk of poor investment performance of the Funds you choose and can vary depending upon the performance of the Funds available under the Contract.

•

Each Fund has its own unique risks.

•

You should review the prospectuses for the available Funds before making an investment decision.

Principal Risks of Investing in the Contract
Insurance Company Risks
•

Any obligations (including under any fixed account investment option), guarantees, and benefits of the Contract are subject to the claims-paying ability of MassMutual. If MassMutual experiences financial distress, it may not be able to meet its obligations to you. More information about MassMutual, including its financial strength ratings, is available at www.MassMutual.com/ratings.

Principal Risks of Investing in the Contract

	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments
•

Currently, there is no charge when you transfer Contract Value among Sub-Accounts. However, we reserve the right to charge $20 per transfer in excess of 12 in a single calendar year.

•

We reserve the right to remove or substitute Funds as investment options that are available under the Contract.

•

We reserve the right to limit transfers if frequent or large transfers occur.

General Information about Massachusetts Mutual Life Insurance Company, the Separate Account and the Investment Choices – The Funds Transfers and Transfer Programs
Optional Benefits
•

We no longer offer the GMAB, either the 12-Year Benefit or 20-Year Benefit, as an optional benefit.

•

If you purchased a GMAB, either the 12-Year Benefit or 20-Year Benefit, while the GMAB is in effect, you cannot participate in the Automatic Rebalancing Program, the Automatic Investment Plan, the Separate Account Dollar Cost Averaging Program, or the DCA Fixed Account.

•

Your Contract will be subject to investment allocation restrictions while the GMAB is in effect. This means you will be limited in your choice of Sub-Account investments and may be limited in how much you can invest in certain Sub-Accounts. This also means you will not be able to allocate Contract Value to all of the Sub-Accounts that are available to Owners who have not elected a GMAB. We impose allocation restrictions to reduce the risk of investment losses that may require us to use our General Account assets to honor the guarantee under the GMAB.

•

If you purchased a GMAB and elected the Custom Allocation Choice Select Program, while the GMAB is in effect, you agree to authorize us to automatically rebalance your Contract Value among the Sub-Accounts available under the Program on a periodic basis to continue to follow the Custom Allocation Choice Select Program investment parameters.

•

Withdrawals will negatively impact the GMAB Amount.

Guaranteed Minimum Accumulation Benefit (GMAB)

	TAXES	LOCATION IN PROSPECTUS
Tax Implications
•

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.

•

If you purchase the Contract through a qualified retirement plan or individual retirement annuity (IRA), you do not receive any additional tax deferral.

•

Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay an additional income tax if you take a withdrawal before age 59½. Earnings for this purpose consist of Contract Value in excess of your after-tax investment in the Contract.

Taxes

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation
•

Your registered representative may receive compensation for selling this Contract to you in the form of commissions. If your registered representative is also a MassMutual insurance agent, they are also eligible for certain cash and non-cash benefits from MassMutual. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency (contract retention). Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans. Sales of the Contract may help these registered representatives and their supervisors qualify for such benefits.

•

This conflict of interest may influence your registered representative to offer or recommend this Contract over another investment.

Distribution
Exchanges
•

In general you should be aware that some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. Thus, in general, you should only exchange your annuity contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity rather than continue to own the existing annuity.

N/A

Appendix A

Funds Available Under the Contract

The following is a list of Funds currently available under the Contract. The list of Funds is subject to change, as discussed in the prospectus for the Contract. While the GMAB is in effect, the Funds available to you are restricted. See “Appendix B  –  Funds Available When the GMAB  is in Effect” for information regarding the allocation restrictions associated with participation in Guaranteed Minimum Accumulation Benefit (GMAB). Before you invest, you should review the prospectuses for the Funds. These prospectuses contain more information about the Funds and their risks and may be amended from time to time. You can find the prospectuses and other information about the Funds online at www.MassMutual.com/Transitions-Select-II. You can also request this information at no cost by calling (866) 645-2362 or sending an email request to MassMutual.services@zinnia.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Asset Allocation	MML Aggressive Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.22%	–16.13%	4.56%	7.85%
Asset Allocation	MML American Funds Core Allocation Fund (Service Class I)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.01% (*)	–13.70%	4.05%	6.80%
Asset Allocation	MML Balanced Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.08%	–14.97%	2.77%	4.87%
Asset Allocation	MML Conservative Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.06%	–14.91%	2.27%	4.09%
Asset Allocation	MML Growth Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.14%	–15.45%	4.01%	6.80%
Asset Allocation	MML Moderate Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.10%	–15.12%	3.11%	5.58%
Money Market	MML U.S. Government Money Market Fund (Initial Class)(2) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.54%	1.22%	0.89%	0.49%
Fixed Income	Invesco V.I. Global Strategic Income Fund (Series II) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.16% (*)	–11.71%	–1.53%	0.38%
Fixed Income	MML Dynamic Bond Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Advisers: Western Asset Management Company, LLC and Western Asset Management Company Limited	0.82% (*)	–14.26%	–0.85%	—
Fixed Income	MML High Yield Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	1.22% (*)	–11.97%	1.55%	4.05%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Fixed Income	MML Inflation-Protected and Income Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.85% (*)	–13.59%	1.58%	0.77%
Fixed Income	MML Managed Bond Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.69%	–12.27%	1.97%	4.54%
Fixed Income	MML Short-Duration Bond Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.84%	–8.00%	0.01%	0.74%
Fixed Income	MML Total Return Bond Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Metropolitan West Asset Management, LLC	0.89%	–14.90%	–0.29%	0.59%
Balanced	MML Blend Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.75%	–16.80%	4.42%	7.53%
Large Cap Value	MML Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Advisers: T. Rowe Price Associates, Inc. and Brandywine Global Investment Management, LLC	0.69%	–4.88%	7.45%	10.23%
Large Cap Value	MML Equity Income Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	1.04%	–3.82%	6.79%	9.43%
Large Cap Value	MML Fundamental Value Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Boston Partners Global Investors, Inc.	1.05% (*)	–5.03%	6.67%	9.66%
Large Cap Value	MML Income & Growth Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC	0.95%	–0.59%	7.06%	9.95%
Large Cap Blend

Fidelity® VIP Contrafund® Portfolio (Service Class 2)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited

		0.85%	–26.49%	8.39%	11.15%
Large Cap Blend	Invesco V.I. Main Street Fund® (Series II) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.05% (*)	–20.31%	6.89%	10.49%
Large Cap Blend	MML Focused Equity Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.12%	–5.02%	11.28%	13.09%
Large Cap Blend	MML Fundamental Equity Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.06%	–20.44%	10.22%	12.75%
Large Cap Blend	MML Sustainable Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.82%	–17.20%	8.37%	11.39%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Large Cap Growth	MML American Funds Growth Fund (Service Class I)(3)(4) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.03%	–30.29%	10.66%	13.16%
Large Cap Growth	MML Blue Chip Growth Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	1.03%	–39.65%	4.34%	11.14%
Large Cap Growth	MML Large Cap Growth Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Loomis, Sayles & Company, L.P.	0.97%	–27.73%	7.59%	11.27%
Small/Mid-Cap Value	MML Mid Cap Value Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	1.15%	–1.56%	6.54%	10.84%
Small/Mid-Cap Value	MML Small Company Value Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	1.18% (*)	–15.06%	4.71%	8.70%
Small/Mid-Cap Value	MML Small/Mid-Cap Value Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: AllianceBernstein L.P.	1.08%	–15.89%	3.92%	9.27%
Small/Mid-Cap Blend	MML Small Cap Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.98%	–16.09%	6.93%	10.79%
Small/Mid-Cap Growth	Invesco V.I. Discovery Mid Cap Growth Fund (Series II) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.11%	–31.13%	8.37%	11.55%
Small/Mid-Cap Growth	MML Mid Cap Growth Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Advisers: T. Rowe Price Associates, Inc. and Wellington Management Company LLP	1.07%	–25.31%	6.20%	11.34%
Small/Mid-Cap Growth	MML Small Cap Growth Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.35% (*)	–23.35%	7.13%	11.16%
International/Global	Invesco Oppenheimer V.I. International Growth Fund (Series II) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.25% (*)	–27.16%	–0.01%	3.99%
International/Global	Invesco V.I. Global Fund (Series II) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.06%	–31.94%	2.59%	7.59%
International/Global	MML Foreign Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Thompson, Siegel and Walmsley LLC	1.19% (*)	–14.87%	–0.79%	2.36%
International/Global	MML Global Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Massachusetts Financial Services Company	1.10%	–18.00%	5.11%	8.33%
International/Global	MML International Equity Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Advisers: Massachusetts Financial Services Company and Harris Associates L.P.	1.23% (*)	–15.35%	–1.30%	—

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
International/Global	MML Strategic Emerging Markets Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.50% (*)	–26.83%	–2.96%	–0.82%
Specialty(5)

Delaware Ivy VIP Asset Strategy (Class II)
Adviser: Delaware Management Company
Sub-Advisers: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited, and Macquarie Funds Management Hong Kong Limited

		0.87% (*)	–14.74%	4.31%	4.45%
Specialty(5)	MML Managed Volatility Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Gateway Investment Advisers, LLC	1.33%	–12.27%	1.97%	4.54%
(*)	These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursements. These temporary fee reductions are reflected in their current expenses. Those contractual arrangements are designed to reduce the Fund’s total current expenses for Owners and will continue past the current year.
(1)	These are fund-of-funds investment choices. They are known as fund-of-funds because they invest in other underlying funds. A fund offered in a fund-of-funds structure may have higher expenses than a direct investment in its underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.
(2)	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The yield of this Fund may become very low during periods of low interest rates. After deduction of Separate Account charges, the yield in the division that invests in this Fund could be negative.
(3)	The Fund is a “feeder” fund, meaning that it does not buy investment securities directly, but instead invests in shares of a corresponding “master” fund, which in turn purchases investment securities. A fund offered in a master feeder structure may have higher expenses than those of a fund which invests directly in securities because the “feeder” fund bears its own expenses in addition to those of the “master” fund. You should read the Fund prospectuses for more information about this “feeder” fund.
(4)	The MML American Funds Growth Fund invests all of its assets in the Class 1 shares of the American Funds Insurance Series® – Growth Fund. However, this Fund is not available directly as investment choices under your MassMutual variable product. You should read the prospectus along with the prospectus for the MML American Funds Growth Fund.
(5)	Specialty funds are an all-encompassing category that consists of funds that forgo broad diversification to concentrate on a certain segment of the economy or a specific targeted strategy. For example, sector funds are targeted strategy funds aimed at specific sectors of the economy, such as financial, technology, healthcare, and so on. Sector funds can, therefore, be more volatile than a more diversified equity fund since the stocks in a given sector tend to be highly correlated with each other.

Appendix B

Funds Available When the GMAB is in Effect

While your GMAB is in effect, your allocations are restricted to either Custom Allocation Choice Select or one of the MML Asset Allocation Sub-Accounts listed below.

Custom Allocation Choice Select ______________________________________________________		Any one of the following: ______________________________________________________
Range	Sub-Accounts:	MML Asset Allocation Sub-Accounts:
40% to 60%	MML Managed Bond	MML American Funds Core Allocation MML Balanced Allocation MML Conservative Allocation MML Moderate Allocation
20% to 25% (total)	MML Equity MML Equity Income
20% to 25% (total)	MML American Funds Growth MML Sustainable Equity
0% to 10% (total)	MML Mid Cap Growth MML Mid Cap Value
0% to 10% (total)	Invesco V.I. Global MML Global

This Summary Prospectus incorporates by reference the MassMutual Transitions Select II Variable Annuity Contract’s statutory prospectus and Statement of Additional Information (SAI), both dated May 1, 2023, as amended or supplemented. The SAI includes additional information about Massachusetts Mutual Variable Annuity Separate Account 4.

You can find the statutory prospectus and SAI at www.MassMutual.com/Transitions-Select-II. You can also obtain this information at no cost by calling (866) 645-2362 or by sending an email request to MassMutual.services@zinnia.com.

EDGAR Contract Identifier: C000156212